Note 10 - Leases	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of leases [text block]
Note
10
Leases

Operating leases

The Group has operating lease agreements for office rentals. The major office leases are for offices in Oslo, Norway, Wroclaw, Poland, Linköping and Gothenburg, Sweden, and Beijing, China.

The Group has subleases of
50%
of the Oslo office to Otello in the period
October 1, 2016
until lease expiration on
November 30, 2019.
The remaining Oslo office lease obligation was approximately
US$0.8
million as of
December 31, 2018 (
December 31, 2017:
US$1.6
million) of which
50%,
US$0.4
million, will be covered by Otello under the sublease agreement. The remaining Wroclaw office lease obligation is approximately
US$4.9
million as of
December 31, 2018 (
December 31, 2017:
US$6.5
million).

The Group also has operating leases relating to data center locations. These are located in the US, Singapore and the Netherlands. These leases are cancelable on a short-term basis. The lease with the longest lease term is cancelable with a termination period of
12
months.

	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Leasing costs expensed	2016	2016	2017	2018
Office leasing costs expensed (1)	2,619	494	3,085	3,063
Data center leasing costs expensed (2)	—	1,717	5,366	4,627

(1)	Included in Rent and other office expenses in Note 6
(2)	Included in Hosting expenses in Note 6

	As of	As of
[US$ thousands]	December 31,	December 31,
Non-cancellable operating leases due in:	2017	2018
Less than one year	3,250	3,249
Between one to five years	6,702	4,541
More than five years	638	—
Total	10,589	7,790

Finance lease liabilities

The Group leases server equipment, some of which provide the option to buy the equipment at the end of the leasing period. Minimum lease payments made for finance leases are allocated between interest expense and the reduction of the outstanding liability.

[US$ thousands] Finance lease liabilities as of December 31, 2017	Present value of minimum lease payments	Interest	Future minimum lease payments
Less than one year	2,073	74	2,148
Between one and five years	265	13	278
More than five years	—	—	—
Total	2,339	87	2,426

[US$ thousands] Finance lease liabilities as of December 31, 2018	Present value of minimum lease payments	Interest	Future minimum lease payments
Less than one year	196	5	201
Between one and five years	33	—	33
More than five years	—	—	—
Total	229	5	234

No
assets have been pledged as security, but the Group has issued a guarantee as disclosed in Note
13.